UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund:    BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$825,796,532
Total Investments (Cost — $ 742,408,906) — 100.1%	825,796,532
Liabilities in Excess of Other Assets — (0.1)%	(759,918)

Net Assets — 100.0%	$825,036,614

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of January 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $825,796,532 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of January 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2014	1

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.0%
MercadoLibre, Inc.	81,814	$7,894,233
Austria — 1.5%
Erste Group Bank AG	329,904	11,969,891
Belgium — 5.3%
Anheuser-Busch InBev NV	457,822	43,879,221
Canada — 2.4%
Rogers Communications, Inc., Class B	472,530	19,877,019
China — 3.8%
China Construction Bank Corp., H Shares	19,468,000	13,486,391
Dongfeng Motor Group Co. Ltd., H Shares	5,792,000	8,528,251
Jiangsu Expressway Co. Ltd., H Shares	4,020,000	5,047,002
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares (a)	5,512,400	4,483,879

		31,545,523
Denmark — 3.3%
Novo Nordisk A/S, Class B	689,180	27,281,184
Finland — 1.1%
Nokia OYJ (b)	1,357,654	9,396,145
France — 11.5%
BNP Paribas SA	209,974	16,211,177
Eutelsat Communications SA	523,400	15,880,821
Orange SA	1,583,459	19,602,142
Sanofi SA	284,273	27,790,988
Société Generale SA	275,311	15,555,133

		95,040,261
Hong Kong — 2.3%
Sands China Ltd.	2,504,800	19,235,008
India — 1.8%
Tata Motors Ltd.	2,655,591	14,776,764
Ireland — 2.3%
Shire PLC	388,032	19,365,306
Japan — 12.3%
Japan Tobacco, Inc.	773,800	23,886,782
Makita Corp.	369,600	19,229,667
Mitsubishi Electric Corp.	1,437,000	16,231,217
Mitsubishi UFJ Financial Group, Inc.	4,485,000	26,962,841
Tokio Marine Holdings, Inc.	514,700	15,028,314

		101,338,821
Mexico — 2.5%
Grupo Televisa SAB — ADR	712,269	20,698,537
Russia — 6.5%
Lukoil OAO — ADR	311,989	17,783,373
Sberbank	6,552,393	17,722,992
Yandex NV, Class A (b)	493,712	18,143,916

		53,650,281

Common Stocks	Shares	Value
Spain — 2.3%
Inditex SA	125,838	$18,741,711
Switzerland — 13.2%
Cie Financiere Richemont SA, Registered Shares	228,567	21,143,598
Credit Suisse Group AG, Registered Shares	845,467	25,474,723
Roche Holding AG	151,611	41,596,858
The Swatch Group AG, Bearer Shares	34,243	20,351,498

		108,566,677
Taiwan — 1.9%
MediaTek, Inc.	1,189,000	15,845,450
United Kingdom — 20.4%
AstraZeneca PLC	462,322	29,317,754
Carnival PLC	339,635	13,963,724
HSBC Holdings PLC	2,163,907	22,205,459
Imperial Tobacco Group PLC	897,552	32,753,609
ITV PLC	7,870,680	25,397,908
Liberty Global PLC, Class A (b)	318,647	25,469,455
Vodafone Group PLC	5,184,196	19,211,178

		168,319,087
United States — 1.1%
Veeco Instruments, Inc. (b)	248,854	9,458,940
Total Long-Term Investments (Cost — $713,264,643) — 96.5%		796,880,059

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	41,504,274	41,504,274

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (c)(d)(e)	$1,534	1,534,250
Total Short-Term Securities (Cost — $43,038,524) — 5.2%		43,038,524
Total Investments (Cost — $756,303,167*) — 101.7%		839,918,583
Liabilities in Excess of Other Assets — (1.7)%		(14,122,051)

Net Assets — 100.0%		$825,796,532

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts EUR Euro GBP British Pound	HKD Hong Kong Dollar JPY Japanese Yen USD US Dollar

2	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$758,913,795

Gross unrealized appreciation	$96,548,448
Gross unrealized depreciation	(15,543,660)

Net unrealized appreciation	$81,004,788

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,736,069	28,768,205	41,504,274	$1,842
BlackRock Liquidity Series, LLC, Money Market Series	4,655,500	$(3,121,250)	$1,534,250	$38,841

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,719,330	USD	5,044,156	Citibank N.A.	2/04/14	$(27,863)
GBP	3,070,414	USD	5,057,279	Citibank N.A.	2/04/14	(9,829)
USD	3,000,659	HKD	23,296,249	State Street Bank and Trust Co.	2/04/14	35
JPY	513,207,230	USD	5,018,666	Citibank N.A.	2/05/14	4,406
USD	1,914,460	HKD	14,868,270	HSBC Bank PLC	2/05/14	(616)
USD	2,906,617	HKD	22,566,917	HSBC Bank PLC	2/05/14	(68)
Total						$(33,935)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2014	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$7,894,233	—	—	$7,894,233
Austria	—	$11,969,891	—	11,969,891
Belgium	—	43,879,221	—	43,879,221
Canada	19,877,019	—	—	19,877,019
China	—	31,545,523	—	31,545,523
Denmark	27,281,184	—	—	27,281,184
Finland	—	9,396,145	—	9,396,145
France	—	95,040,261	—	95,040,261
Hong Kong	—	19,235,008	—	19,235,008
India	—	14,776,764	—	14,776,764
Ireland	—	19,365,306	—	19,365,306
Japan	—	101,338,821	—	101,338,821
Mexico	20,698,537	—	—	20,698,537
Russia	35,927,289	17,722,992	—	53,650,281
Spain	—	18,741,711	—	18,741,711
Switzerland	—	108,566,677	—	108,566,677
Taiwan	—	15,845,450	—	15,845,450
United Kingdom	25,469,455	142,849,632	—	168,319,087
United States	9,458,940	—	—	9,458,940
Short-Term Securities	41,504,274	1,534,250	—	43,038,524
Total	$188,110,931	$651,807,652	—	$839,918,583

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$4,441	—	—	$4,441
Liabilities:
Foreign currency exchange contracts	(38,376)	—	—	(38,376)
Total	$(33,935)	—	—	$(33,935)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Portfolio’s liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, collateral on securities loaned at value of $1,534,250 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

4	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 25, 2014